Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related parties
Summary of transactions with related party

	December 31,
	2023	2022	2021

	(Euro, in thousands)

Trade and other receivables (1)	€5,198	€7,877	€88,246
Trade and other payables	585		€11,580

	Year ended December 31,
	2023	2022	2021

	(Euro, in thousands)

Revenues recognized related to the performance obligation for the drug discovery platform	€230,242	€230,423	€230,582
Revenues recognized related to the filgotinib performance obligation (2)	429,439	174,432	235,709
Royalty income related to the commercialization of filgotinib	9,466	10,726	3,757
Cost reimbursements related to the development of GLPG1690 (3)	299	411	18,055
Cross charges from and to Gilead relating to filgotinib (4)	3,643	(2,374)	(81,334)
Costs (-)/deduction of costs relating to our 50/50 profit/(cost) share mechanism (5)
included in sales and marketing expenses	—	31	59,699
included in research and development expenditure	—	(31)	7,026
Purchase of raw materials, semi-finished products and finished products of Jyseleca	€—	€13,539	€24,867

Summary of remuneration package of the members of key management personnel

	Year ended December 31,
	2023	2022	2021
Remuneration of key management personnel:
Euro, in thousands (except for the number of subscription rights and RSUs)
Short-term benefits to executive Committee members as a group (1)	€3,902	€3,444	€4,264
Board fees for members of the Board of Directors	749	740	750
Post-employment benefits (2)	209	240	399
Severance package (3)	3,150	—	802
Subscription rights granted in the year
Number of subscription rights granted in the year to Executive Committee members as a group	325,000	1,124,000	275,000
Total cost of subscription rights granted in the year under IFRS 2	€5,163	€27,010	€5,629
Number of RSUs granted in the year
Total number of RSUs granted in the year to Executive Committee members as a group (1)(4)	331,066	200,478	254,560

(1) Dr. Wigerinck was a member of the Executive Committee (formerly Management Board) until November 30, 2021. His remuneration and benefits are included in the overview for the financial year 2021. Mr. Onno Van de Stolpe was our CEO and Executive Committee member until March 31, 2022, Dr. Andre Hoekema was our CBO and Executive Committee member until October 31, 2022 and Dr. Walid Abi-Saab was our CMO and Executive Committee member until December 31, 2022. Their (prorated) remuneration and benefits are included in the overview for the financial years 2021 and 2022. Effective as of April 1, 2022, Stoffels IMC BV, permanently represented by Dr. Paul Stoffels, is our CEO and Chair of the Executive Committee. His (prorated) remuneration is included in the overview for the financial years 2022 and 2023. Mr. Bart Filius was a member of the Executive Committee until June 30, 2023 and Mr. Michele Manto was a member of the Executive Committee until December 31, 2023. Their (prorated) remuneration and benefits are included in the overview for the financial years 2021, 2022 and 2023. Ms. Valeria Cnossen and Ms. Annelies Missotten were members of the Executive Committee as of January 1, 2023. Mr. Thad Huston was a member of the Executive Committee as of July 1, 2023. Their (prorated) remuneration and benefits are included in the overview for the financial year 2023.

(2) Only Executive Committee members receive post-employment benefits.

(3) In 2021, we disclosed Dr. Wigerinck's and Mr. Van de Stolpe's severance packages. In 2021, an amount of €802 thousand was paid to Dr. Wigerinck in accordance with Dr. Wigerinck's severance package. In 2022, an amount of €689 thousand was paid to Dr. Wigerinck and Mr. Van de Stolpe in accordance with the severance packages awarded to them in 2021. In 2023, we dislose Mr. Filius' severance package. The reported amount for 2023 consists of an amount paid to Mr. Filius in accordance with the severance package awarded to him as well as an amount paid in 2023 in accordance with the severance package awarded to Mr. Van de Stolpe in 2021.

(4) This is the sum of the RSUs awarded during the respective financial year, excluding the RSUs representing the deferred portion of the bonus for 2021 in FY2021, for 2022 in FY2022, and for 2023 in FY2023 (each time to be granted in the following financial year). Only Executive Committee members were awarded RSUs.